TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Unrecognized Tax Benefit	$ 520	$ 510
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 258	$ 184